Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jan. 31, 2020		$ 20	$ 7		$ 13,449,337	$ (21,569,153)	$ (8,119,789)
Beginning balance (in shares) at Jan. 31, 2020		20,000	6,750	53,846
Common Stock Issued as Payment for Fees			$ 11,177				350,000
Conversion of Notes Payable and Accrued Interest to Common Stock (in shares)				62,485
Net (Loss)						1,187,176	1,187,176
Ending balance, value at Jan. 31, 2021		20	7		14,291,760	(20,381,977)	(6,090,190)
Conversion of Notes Payable and Accrued Interest to Common Stock					44,736		44,736
Derivative Liability Reclassified as Equity Upon Conversion of notes					20,185		20,185
Issuance of Class C Shares In Exchange of Debt					9,105		9,105
Issuance of Class C Shares In Exchange of Debt (in shares)			250
Issuance of Class C Shares to Repay Accrued Expenses Related Party					11,177		11,177
Issuance of Class C Shares to Repay Accrued Expenses Related Party (in shares)			100
Issuance of Class C Shares as Part of Debt Settlement					20,290		20,290
Issuance of Class C Shares as Part of Debt Settlement (in shares)			150
Issuance of Common Shares in Reg A Offering					350,000		350,000
Issuance of Common Shares in Reg A Offering (in shares)				17,500
Issuance of Common Shares as fees for loans					35,060		35,060
Issuance of Common Shares as fees for loans (in shares)				4,385
Issuance of 5500 Warrants for Broker’s fees					13,470		13,470
Issuance of Common Shares to Repay Accrued Expenses Related Party					18,900		18,900
Issuance of Common Shares to Repay Accrued Expenses Related Party (in shares)				4,500
Issuance of 950,000 Warrants as Part of Debt Settlement					351,500		351,500
Legal costs of Reg A subscription					(32,000)		(32,000)
Ending balance (in shares) at Jan. 31, 2021		20,000	7,250	142,716
Common Stock Issued as Payment for Fees					107,500		107,500
Conversion of Notes Payable and Accrued Interest to Common Stock (in shares)				5,000
Issuance of Common Stock as Part of REG A Subscription					2,194,500		2,194,500
Issuance of Common Stock as Part of REG A (in shares)				109,725
Rounding					1		1
Net (Loss)						(567,557)	(567,557)
Ending balance, value at Apr. 30, 2021		$ 20	$ 7		16,593,761	(20,949,534)	(4,355,746)
Ending balance (in shares) at Apr. 30, 2021		20,000	7,250	257,441
Beginning balance, value at Jan. 31, 2021		$ 20	$ 7		14,291,760	(20,381,977)	(6,090,190)
Beginning balance (in shares) at Jan. 31, 2021		20,000	7,250	142,716
Issuance of Shares as Fees					137,555		137,555
Issuance of Shares as Fees (in shares)				6,301
Issuance of Shares Pursuant to REG A Subscription,Net of Issuance costs of $41,444					2,384,556		2,384,556
Issuance of Shares Pursuant to REG A Subscription,Net of Issuance costs of $41,444 (in shares)				121,300
Issuance of shares					191,000		191,000
Issuance of shares (in shares)				10,000
Share Issuances, Net of Issuance Costs of $530,370
Share Issuances, Net of Issuance Costs of $530,370 (in shares)				41,000
Conversion of Notes Payable to Common Stock					161,441		161,441
Equity Reinstated from Derivative Liability					15,134		15,134
Relative Fair Value of Equity Issued with Debt (in shares)				10,729
Conversion of Notes Payable to Common Stock (in shares)				8,977
Net (Loss)						(8,069,756)	(8,069,756)
Relative Fair Value of Equity Issued with Debt					234,237		234,237
Issuance of Warrants					876,000		876,000
Share Based Compensation Options Issued to Director					585,000		585,000
Ending balance, value at Jan. 31, 2022		20	7		19,465,327	(28,451,733)	(8,986,379)
Derivative Liability Reclassified as Equity Upon Conversion of notes					76,144		76,144
Share Based Compensation on Warrants for Fees					512,500		512,500
Legal costs of Reg A subscription
Share Based Compensation on Options Issued to CEO					585,000		585,000
Ending balance (in shares) at Jan. 31, 2022		20,000	7,250	341,023
Net (Loss)						(2,594,158)	(2,594,158)
Conversion of Preferred Series C Shares into Shares Of Common Stock			$ (7)	$ 1	6
Conversion of Preferred Series C Shares into Shares Of Common Stock ( in shares)			(7,250)
Conversion of Preferred Series C Shares into Shares Of Common Stock ( in shares)				905,110
Relative Fair Value of Equity Issued with Debt					1,064,965		1,064,965
Relative Fair Value of Equity Issued with Debt ( in shares)				254,141
Penalty Warrants Recorded as Interest					315,150		315,150
Rounding shares
Rounding shares (in shares)				88
Ending balance, value at Apr. 30, 2022		$ 20		$ 1	$ 20,845,448	$ (31,045,891)	$ (10,200,422)
Ending balance (in shares) at Apr. 30, 2022		20,000		1,500,362